ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS
ACQUISITIONS

3. ACQUISITIONS

(a)
Beans

  On January 1, 2011, the Group acquired substantially all of the business and assets of Beans ("Beans"), a Singapore-based research and development service provider. The total consideration of $2,042 consists of:

  •
  Cash consideration of $574 in cash paid upon closing; and

  •
  Contingent consideration valued at $1,468 based on financial performance of Beans in fiscal year 2012.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful lives
Intangible assets acquired:
Customer relationship	$927	6 years
Goodwill	1,115

Total	$2,042

Total consideration	$2,042

  The Group believes that the acquisition would strengthen its service capability and market position in Singapore.

(b)
Business team of China-based IT service firms

  On February 1, 2011, the Group acquired a business team from certain China-based IT service firms ("Business Team") that provide IT consulting services to clients in the financial services industry.

  The total cash consideration of $2,500 was paid in July 2011.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful lives
Intangible assets acquired:
Contract backlog	$287	0.9 year
Customer relationship	666	4.9 years
Goodwill	1,547

Total consideration	$2,500

  The Group believes that the acquisition will expand the Group's business in financial industry and increase the Group's geographic presence and service offerings in China.

  The results of operations of the Business Team have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose.

  The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Business Team assuming that the acquisition occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Year ended December 31, 2011
(Unaudited)
Net revenues	$219,197
Net income	17,715
Net income per share
—Basic	$0.44

—Diluted	$0.41

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(c)
NouvEON

  On July 1, 2011, the Group acquired 100% equity interest in NouvEON, a U.S.-based IT consulting services firm. The estimated purchase price was $14,160, consisting of:

  •
  Cash consideration of $6,757 to be paid in 2011; and

  •
  Contingent consideration estimated at $7,403 based on financial results of NouvEon from July 1, 2011 to June 30, 2013.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful lives
Net liabilities assumed:
Current assets	$830
Current liabilities	(1,879)

Total	$(1,049)

Intangible assets acquired:
Customer relationship	3,300	4 years
Trademark	2,900	Indefinite
Backlog	283	1 year
Goodwill	10,930
Deferred tax liability	(2,204)

Total	$15,209

Total consideration	$14,160

  The Group believes that NouvEON's value-driven expertise and tailored solutions combined with their strong domain expertise in financial services will greatly benefit the Group and the Group's global client base.

  The results of operations of NouvEON have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose.

  The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of NouvEON assuming that the acquisition occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Year ended December 31, 2011
(Unaudited)
Net revenues	$225,390
Net income	17,260
Net income per share
—Basic	$0.43

—Diluted	$0.40

  The pro forma results of operations give effect to certain adjustments, including success fee and amortization of acquired intangible assets with finite lives, associated with the acquisition.

(d)
HURO

  On October 1, 2011, the Group acquired 100% equity interest in HURO, a China-based IT service firm that provides IT consulting services to clients in the BFSI industry.

  The estimated purchase price was $7,293, consisting of:

  •
  Cash consideration of $3,282 to be paid in 2011 and 2012; and

  •
  Contingent consideration estimated at $4,011 based on financial results of HURO from October 1, 2011 to September 30, 2014.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful lives
Net tangible assets:
Current assets	$4,375
Current liabilities	(3,825)

Total	$550

Intangible assets acquired:
Customer relationship	1,339	5 years
Contract backlog	856	1 year
Trade name	1,425	Indefinite
Non-compete agreement	359	5 years
Goodwill	3,361
Deferred tax liability	(597)

Total	$6,743

Total consideration	$7,293

  The Group believes that the acquisition will expand the Group's business in financial industry and increase the Group's geographic presence and service offerings in China.

  The results of operations of HURO have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose.

  The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of HURO assuming that the acquisition occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Year ended December 31, 2011
(Unaudited)
Net revenues	$222,856
Net income	17,514
Net income per share
—Basic	$0.43

—Diluted	$0.41

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(e)
Logoscript

  In February 2012, the Group acquired 100% interest in Logoscript International S.L., a Spain-based software localization and technical translation services provider and its subsidiaries based in Spain, Brazil and Portugal. Logoscript International S.L. and its subsidiaries are hereinafter referred to as "Logoscript".

  The estimated purchase price was $1,399, consisting of:

  •
  Cash consideration of $1,158 to be paid in 2012; and

  •
  Contingent consideration estimated at $241 based on the financial performance of Logoscript from January 1, 2012 to December 31, 2013.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful life
Net tangible assets:
Assets	$1,592
Liabilities	(1,150)

Total	$442

Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)

Total	$957

Total consideration	$1,399

  The Group believes that the acquisition will improve its presence in Europe as well as obtain multilingual talents.

  The results of operations of Logoscript have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$222,836	$359,352
Net income	17,458	2,553
Net income per share
—Basic	$0.43	$0.05

—Diluted	$0.41	$0.05

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(f)
Longhaul

  In March 2012, the Group acquired substantially all of the business and assets of Shenzhen Longhaul Information Technology Ltd., or Longhaul, a China-based SAP consulting services company, which mainly provides SAP implementation and maintenance services in China.

  The estimated purchase price was $1,494, consisting of:

  •
  Cash consideration of $772 to be paid in May 2012; and

  •
  Contingent consideration estimated at $722 based on the financial performance of Longhaul from March 1, 2012 to December 31, 2014.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired as of the date of acquisition as follows:

		Estimated useful lives
Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 year
Non-compete agreement	262	4 years
Goodwill	1,015

Total	$1,494

Total consideration	$1,494

  The business purpose of this acquisition is to acquire the team's specialized knowledge of SAP, and related contracts and customers to enhance the Group's ability to expand into the SAP service market in China.

  The results of operations of Longhaul have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquired business since the acquisition date are not separately presented because the acquired business' operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$220,733	$359,322
Net income	17,858	2,583
Net income per share
—Basic	$0.44	0.05

—Diluted	$0.42	0.05

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(g)
Glory

  In June 2012, the Group acquired 100% equity interest in Beijing GloryCube Technology Co., Ltd., or Glory, a China-based IT service firm that specialized in CRM system design and implementation in the financial industry in China.

  The estimated purchase price was $6,616, consisting of:

  •
  Cash consideration of $3,061 to be paid in 2012; and

  •
  Contingent consideration estimated at $3,555 based on the financial performance of Glory from June 1, 2012 to March 31, 2014.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful lives
Net tangible assets:
Current assets	$1,465
Current liabilities	(1,879)

Total	$(414)

Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 year
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)

Total	$7,030

Total consideration	$6,616

  The Group believes that the acquisition will expand the Group's business in the financial industry in China and increase the Group's geographic presence and service offerings.

  The results of operations of Glory have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree's operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$223,225	$360,796
Net income	18,050	2,652
Net income per share
—Basic	$0.44	$0.06

—Diluted	$0.42	$0.05

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(h)
Bearing Point

  In July 2012, the Group acquired 100% equity interest in Bearing Point Holding Pty. Limited and its subsidiaries (hereinafter refer to as "Bearing Point"), a IT consulting services provider based in Australia.

  The estimated purchase price was $7,465, consisting of:

  •
  Cash consideration of $3,601 to be paid upon closing; and

  •
  Contingent consideration estimated at $3,864 based on the financial performance of Bearing Point from July 1, 2012 to December 31, 2014.

  Besides the above payments, an amount of $1,025 was paid in August 2012 to the former shareholders of Bearing Point. Since the Group has the right to be paid back this amount if these shareholders cease their employment with the Group at any time before the third anniversary of the closing date, the $1,025 is accounted for as deferred employee compensation expense and amortized over the three-year service period.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful lives
Net tangible assets:
Assets	$6,729
Liabilities	(5,180)

Total	$1,549

Intangible assets acquired:
Customer relationship	1,845	5 years
Trade name	512	2 years
Goodwill	4,266
Deferred tax liability	(707)

Total	$5,916

Total consideration	$7,465

  The Group believes that the acquisition will expand the Group's business in Asia South and increase the Group's geographic presence and service offerings.

  The results of operations of Bearing Point have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree's operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$238,002	$368,538
Net income	17,690	2,484
Net income per share
—Basic	$0.44	$0.05

—Diluted	$0.41	$0.05

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(i)
Newton

  In August 2012, the Group acquired 100% equity interest in Newton Technology Limited ("Newton"), a system developer under Java platform based in Japan.

  The estimated purchase price was $1,464, consisting of:

  •
  Cash consideration of $1,241 to be paid upon closing; and

  •
  Contingent consideration estimated at $223 based on the financial performance of Newton from August 1, 2012 to June 30, 2014.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful lives
Net tangible assets:
Assets	$936
Liabilities	(465)

Total	$471

Intangible assets acquired:
Acquired software	168	5 years
Contract backlog	3	0.5 year
Customer relationship	434	5 years
Goodwill	557
Deferred tax liability	(169)

Total	$993

Total consideration	$1,464

  The acquired software has been written-off as of December 31, 2012 because the Group decided not to actively use it in its future operations.

  The Group believes that the acquisition will expand the Group's business in Japan and increase the Group's geographic presence and service offerings.

  In November 2012, all the business and assets of Newton were transferred to Pactera Japan. Accordingly, Newton was closed down prior to the end of year 2012.

  The results of operations of Newton have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree's operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$221,197	$360,319
Net income	17,425	2,313
Net income per share
—Basic	$0.43	$0.05

—Diluted	$0.41	$0.05

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(j)
Acquisition of non-controlling interest in Pactera Jinxin

  In December 2010, HiSoft Beijing and five third party individuals entered into an agreement to form Pactera Jinxin in which HiSoft Beijing and the five individuals own 60% and 40% of the total equity interest, respectively. In connection with the company formation, HiSoft Beijing and the five individuals injected $1,364 and $909, respectively to incorporate Pactera Jinxin, a PRC company engaged in providing outsourcing business to the banking and insurance industries in China.

  In October 1, 2012, HiSoft Beijing acquired the 40% of the equity interest from the non-controlling shareholders of Pactera Jinxin with a total consideration of $12,938, of which $1,203 and $9,278 were paid in 2012 and 2013, respectively. The remaining consideration of $2,457 is expected to be paid in 2014 subject to the Pactera Jinxin's financial performance for the year ended December 31, 2013.

(k)
VanceInfo

  On November 9, 2012, the Group completed the merger of equals with VanceInfo, a listed company on New York Stock Exchange ("NYSE") that provides outsourced information technology services. According to the Merger Agreement, Hisoft and VanceInfo shareholders each owned approximately 50% of the combined company at the transaction closing. The merger was accounted for as a business combination using the purchase method with the Company treated as the accounting acquirer.

  The total consideration was calculated based on the fair value of the shares issued in connection with the merger, including shares issued in exchange for vested VanceInfo stock options and restricted share units ("RSU").

  The total consideration was calculated below:

Issuance of common shares	42,517
Closing price on transaction date	$7.49

Stock consideration	$318,451
Fair value of vested VanceInfo stock options and RSU	8,327

Total consideration	$326,778

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful lives
Net tangible assets:
Assets	$319,072
Liabilities	(81,715)

Total	$237,357

Intangible assets acquired:
Customer relationship	11,540	4 – 6 years
Trade name	27,840	2 years – indefinite
Software technology	2,290	4 – 5 years
Contract backlog	910	2 years
Non-compete agreement	1,400	1 – 4 years
Goodwill	54,407
Deferred tax liability	(8,966)

Total	$89,421

Total consideration	$326,778

  The fair values of the intangible assets were determined using the "cost", "income approach-excess earnings", "with and without" and "relief from royalty" valuation methods. In performing the purchase price allocation, the Company considered, among other factors, forecasted financial performance of the acquired business and market performance of the acquired business in China.

  The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the merger had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$502,126	$673,266
Net income/(loss)	39,532	1,807
Net income/(loss) per share
—Basic	$0.47	$0.02

—Diluted	$0.45	$0.02

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(l)
Acquisition of non-controlling interest in Pactera Financial Solutions

  As a result of the merger of equals with VanceInfo, the Group has a subsidiary named Pactera Financial Solutions Limited ("Pactera Financial Solutions"). Under the previous contractual agreement between VanceInfo and Pactera Financial Solutions, VanceInfo granted 33.3% equity interest or 1,000,000 common shares of Pactera Financial Solutions in the form of nonvested shares to key employees for their continuing employment.

  On January 1, 2013, the Group acquired 33.3% of the equity interest in Pactera Financial Solutions held by the key employees with a total consideration of $6,294, of which $2,773 were paid in cash and $227 were paid through vested nonvested shares. The remaining consideration $3,294 is subject to the Pactera Financial Solutions' financial performance for the years ending December 31, 2013 through 2015.

(m)
Other acquisitions

  The Group also made following acquisitions during the years ended December 31, 2011:

1
On April 1, 2011, the Group acquired substantially all of the business and assets of iConnect ("iConnect Business"), a U.S.-based development and testing services provider, with consideration of:

  •
  Cash consideration of $400 to be paid upon closing;

  •
  Contingent consideration of $306 paid in 2011.

2
On April 1, 2011, the Group acquired substantially all of the business and assets of Shanghai Yuetong ("Shanghai Yuetong Business"), a China-based development and testing services provider, with consideration of:

  •
  Cash consideration of $600 to be paid upon closing;

  •
  Contingent consideration of $459 paid in 2012.

3
On June 1, 2011, the Group acquired substantially all of the business and assets of Ascent ("Ascent Business"), a China-based professional technical training services provider, with consideration of:

  •
  Cash consideration of $245 to be paid upon closing;

  •
  Contingent consideration of up to $227 based on the financial performance of Ascent Business from July 2011 to June 2014.